Income tax (charge)/credit (Tables)	12 Months Ended
Dec. 31, 2024
Income tax (charge)/credit
Summary of tax (charged to)/credited in profit or loss

	2024	2023	2022
	£ 000	£ 000	£ 000
Current taxation
UK corporation tax	(45)	22,661	—

Summary of differences between corporation tax benefit at standard rate and total income tax credit

	2024	2023	2022
	£ 000	£ 000	£ 000
Loss before tax	(781,195)	(82,607)	(94,375)
Corporation tax credit at respective rate	195,298	15,695	17,931
Decrease in tax credit from effect of expenses not deductible in determining taxable loss	(1,393)	(892)	(418)
Decrease in tax credit from tax losses for which no deferred tax asset was recognized	(193,950)	(14,803)	(17,513)
Research and development tax credit	—	22,661	—
Total income tax (charge)/credit	(45)	22,661	—